UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09105
New World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class A
| NEWFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio
holdings
by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class C
| NEWCX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.70% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class T
| TNWFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.70% *
*Annualized.
Key fund
statistics
Fund net assets (in millions )	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-1
| NWFFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 50	0.96% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by
sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-2
| NFFFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 35	0.68% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(
percent
of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-3
| FNWFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.57% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-A
| CNWAX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 51	0.97% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class 529-C
| CNWCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 91	1.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class 529-E
| CNWEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	1.19% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class 529-T
| TWNFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.74% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-1
| CNWFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 40	0.76% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class 529-F-2
| FNFWX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.68% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class 529-F-3
| FWWNX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.61% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-1
| RNWAX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 86	1.66% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class R-2
| RNWBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 87	1.67% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class R-2E
| RNEBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 71	1.37% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-3
| RNWCX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 64	1.22% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
New World Fund
®
Class R-4
| RNWEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 48	0.92% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5E
| RNWHX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.72% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5
| RNWFX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.62% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-036-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-6
| RNWGX
for the six months ended April 30,
2026
This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.57% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-036-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-036-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 90.94%	Shares	Value (000)
Information technology 28.30%
Taiwan Semiconductor Manufacturing Co., Ltd.	119,352,720	$8,102,683
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	902,932	357,615
SK hynix, Inc.	4,322,736	3,803,864
Broadcom, Inc.	4,157,131	1,735,311
Samsung Electronics Co., Ltd.	10,015,157	1,519,423
NVIDIA Corp.	5,988,396	1,195,104
Microsoft Corp.	2,090,757	852,569
ASML Holding NV	426,512	615,713
ASML Holding NV (ADR)	126,713	182,339
Tokyo Electron, Ltd.	2,143,800	635,942
MediaTek, Inc.	6,577,130	559,067
KLA Corp.	272,491	476,955
Delta Electronics, Inc. (a)	6,739,055	465,277
Elite Material Co., Ltd.	2,481,475	365,197
Accton Technology Corp.	4,605,000	332,517
Corning, Inc.	1,752,675	287,859
Baidu, Inc., Class A (a)	16,914,600	266,497
eMemory Technology, Inc.	2,011,000	257,608
NAURA Technology Group Co., Ltd., Class A (a)	2,516,337	198,138
Cloudflare, Inc., Class A (a)	954,420	195,627
Apple, Inc.	656,866	178,241
Jentech Precision Industrial Co., Ltd.	909,000	157,742
Zhongji Innolight Co., Ltd., Class A	1,071,035	135,594
Xiaomi Corp., Class B (a)	33,696,700	125,955
ASE Technology Holding Co., Ltd. (a)	7,500,000	118,696
Micron Technology, Inc.	229,503	118,690
Intel Corp. (a)	1,244,010	117,534
Seagate Technology Holdings PLC	155,310	104,623
Capgemini SE	786,400	95,181
Kokusai Electric Corp.	2,177,000	89,713
Applied Materials, Inc.	209,493	82,643
TDK Corp.	3,694,814	68,933
Credo Technology Group Holding, Ltd. (a)	363,623	63,274
Oracle Corp.	378,711	61,120
SAP SE	255,847	43,805
SAP SE (ADR)	83,460	14,146
Western Digital Corp.	92,938	40,383
LITE-ON Technology Corp.	6,005,000	32,021
Keyence Corp.	63,787	29,217
International Business Machines Corp.	121,115	27,975
Teradyne, Inc.	62,112	21,334
Disco Corp.	43,100	20,752
EPAM Systems, Inc. (a)	163,868	18,645
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	10,572	13,272
Synopsys, Inc. (a)	26,055	12,574
Tata Consultancy Services, Ltd.	470,304	12,300
Globant SA (a)	139,725	5,761
Unity Software, Inc. (a)	7,255	192
		24,215,621

Financials 14.63%
Banco Bilbao Vizcaya Argentaria SA	35,296,428	780,626
Nu Holdings, Ltd., Class A (a)	40,471,035	586,021
Abu Dhabi Islamic Bank PJSC	80,130,962	480,670
AIA Group, Ltd.	41,276,555	454,614
Hana Financial Group, Inc.	4,895,753	424,384
Capitec Bank Holdings, Ltd.	1,422,984	369,309
Samsung Life Insurance Co., Ltd.	2,059,790	348,289
Emirates NBD Bank PJSC	36,934,605	293,981
PICC Property and Casualty Co., Ltd., Class H	161,148,000	290,775
KB Financial Group, Inc.	2,653,990	288,056
Bajaj Finance, Ltd.	27,915,244	277,931
XP, Inc., Class A	14,090,438	269,973

1	New World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	60,137,155	$263,244
Shinhan Financial Group Co., Ltd.	3,824,916	258,148
Mastercard, Inc., Class A	512,269	257,630
Shriram Finance, Ltd.	25,757,758	257,360
ICICI Bank, Ltd.	18,894,819	252,859
Axis Bank, Ltd.	17,552,619	236,454
UniCredit SpA	3,000,537	231,882
Standard Chartered PLC	8,755,807	222,535
Saudi National Bank (The)	21,010,327	220,182
Banco BTG Pactual SA, units	18,185,036	217,921
Discovery, Ltd.	13,963,400	216,691
Banco Santander SA	17,626,151	215,580
3i Group PLC	5,877,155	204,680
PKO Bank Polski SA, Class C	7,785,197	203,598
Futu Holdings, Ltd. (ADR)	1,314,034	203,031
BSE, Ltd.	4,862,564	188,628
Aon PLC, Class A	600,056	187,007
Credicorp, Ltd.	543,781	176,278
HSBC Holdings PLC (GBP denominated)	6,662,991	122,120
HSBC Holdings PLC (HKD denominated)	2,500,000	45,382
Cholamandalam Investment and Finance Co., Ltd.	9,856,639	163,960
Abu Dhabi Commercial Bank PJSC	42,356,927	160,323
OTP Bank PLC	1,175,416	157,975
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,289,500	156,845
National Bank of Greece SA	9,832,225	156,497
FirstRand Ltd.	26,361,941	139,562
Saudi Awwal Bank SJSC, non-registered shares	15,350,834	139,508
Yapi ve Kredi Bankasi AS (a)	165,216,534	135,927
AU Small Finance Bank, Ltd.	12,486,824	134,225
Al Rajhi Banking and Investment Corp., non-registered shares	7,059,367	129,293
Visa, Inc., Class A	351,352	115,890
Akbank TAS	69,412,361	112,863
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	163,331,000	111,591
Public Bank Bhd.	76,081,600	90,040
Prudential PLC	5,993,498	89,796
Commercial International Bank - Egypt (CIB) SAE (GDR)	35,090,387	87,327
Kaspi.kz JSC (ADR)	1,004,185	86,199
Samsung Fire & Marine Insurance Co., Ltd.	268,275	83,570
Hong Kong Exchanges and Clearing, Ltd.	1,549,800	82,322
Vietnam Technological and Commercial JSCB (The)	59,826,173	80,682
Erste Group Bank AG	669,213	74,770
Banco Santander (Brasil) SA, units	12,456,892	73,054
Bank of the Philippine Islands	49,244,795	71,918
Central Depository Services (India), Ltd.	5,177,524	70,180
DBS Group Holdings, Ltd.	1,500,000	69,197
B3 SA - Brasil, Bolsa, Balcao	18,767,674	68,335
Multi Commodity Exchange of India, Ltd.	2,056,806	64,800
Brookfield Corp., Class A	1,361,889	61,448
Qatar National Bank QPSC	11,444,034	54,679
Kotak Mahindra Bank, Ltd.	13,013,239	52,844
BDO Unibank, Inc.	27,871,926	52,093
State Bank of India	4,507,776	51,074
Kasikornbank PCL, foreign registered shares	7,930,900	47,463
Max Financial Services, Ltd. (a)	2,716,650	45,723
S&P Global, Inc.	102,388	44,153
360 ONE WAM, Ltd.	3,334,410	36,645
Woori Financial Group, Inc.	1,439,600	32,437
Wise PLC, Class A (a)	1,914,754	27,389
DB Insurance Co., Ltd.	226,196	25,723
Haci Ã–mer Sabanci Holding AS	9,489,708	20,157
China Merchants Bank Co., Ltd., Class H	1,746,000	10,539
Sberbank of Russia PJSC (b)	38,486,552	— (d)
		12,514,855

New World Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials 10.81%
International Container Terminal Services, Inc.	79,585,831	$925,929
Contemporary Amperex Technology Co., Ltd., Class A	12,794,211	820,437
Airbus SE, non-registered shares	3,289,221	681,955
Rolls-Royce Holdings PLC	37,222,633	607,158
Weichai Power Co., Ltd., Class A	64,757,410	301,063
Weichai Power Co., Ltd., Class H	27,592,000	138,357
Hitachi, Ltd.	13,149,094	413,495
Rumo SA (e)	109,277,435	347,133
General Electric Co.	1,188,878	344,691
Aselan Elektronik Sanayi ve Ticaret AS	32,740,101	304,719
GE Vernova, Inc.	258,761	280,357
Localiza Rent a Car SA, ordinary nominative shares	28,258,379	261,994
Localiza Rent a Car SA	106,446	949
Hanwha Aerospace Co., Ltd.	274,093	261,471
IHI Corp.	13,318,688	244,703
BAE Systems PLC	8,710,338	242,241
Copa Holdings SA, Class A	2,086,364	241,351
Techtronic Industries Co., Ltd.	14,874,869	216,628
WEG SA	22,761,242	206,202
Leonardo SpA	3,200,070	199,274
AGCO Corp.	1,636,783	198,084
Mitsui & Co., Ltd.	4,468,000	169,548
HD Hyundai Marine Solution Co., Ltd.	920,458	168,586
TransDigm Group, Inc.	117,855	136,709
Larsen & Toubro, Ltd.	3,172,339	135,433
Shenzhen Inovance Technology Co., Ltd., Class A	13,328,041	134,012
LG Corp.	1,574,438	105,414
Weir Group PLC (The)	2,794,437	101,810
Daikin Industries, Ltd.	682,500	97,247
Mitsubishi Heavy Industries, Ltd.	3,051,900	90,545
Grab Holdings, Ltd., Class A (a)	23,682,775	90,468
Kanzhun, Ltd., Class A (ADR)	5,758,902	77,860
Schneider Electric SE	212,883	67,231
SM Investments Corp.	5,622,110	55,689
Ayala Corp.	7,157,440	54,502
Komatsu, Ltd.	1,202,600	50,832
International Consolidated Airlines Group SA (CDI)	8,727,776	44,878
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	6,162,857	42,086
Adani Ports & Special Economic Zone, Ltd.	2,380,952	42,019
GT Capital Holdings, Inc.	5,400,900	41,708
Didi Global, Inc. (ADR) (a)	11,317,688	41,196
Embraer SA	2,372,511	36,912
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,328,973	36,113
Siemens AG	105,036	31,197
Safran SA	85,443	27,243
Boeing Co. (The) (a)	117,784	26,976
Bureau Veritas SA	740,193	22,701
Uber Technologies, Inc. (a)	290,256	21,656
Carrier Global Corp.	275,600	18,512
CSG NV (a)	812,798	17,622
Siemens Energy AG	52,152	11,062
Experian PLC	302,138	11,032
Haitian International Holdings, Ltd.	2,222,000	6,002
		9,252,992

Consumer discretionary 8.48%
MercadoLibre, Inc. (a)	647,007	1,159,844
Midea Group Co., Ltd., Class A	54,137,404	643,918
Alibaba Group Holding, Ltd.	19,228,000	315,964
Alibaba Group Holding, Ltd. (ADR)	1,976,688	260,686
Trip.com Group, Ltd. (ADR) (a)	8,412,007	456,015
Ryohin Keikaku Co., Ltd.	12,750,600	295,799
H World Group, Ltd. (ADR)	4,848,320	250,367
H World Group, Ltd.	174,900	900
Compagnie Financiere Richemont SA, Class A	1,255,016	239,515
BYD Co., Ltd., Class A	11,921,624	180,120

3	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
BYD Co., Ltd., Class H	3,596,073	$47,614
Eicher Motors, Ltd.	2,715,998	205,009
Pop Mart International Group, Ltd. (f)	9,535,600	193,274
LVMH Moet Hennessy-Louis Vuitton SE	343,700	182,384
Hyundai Mobis Co., Ltd.	541,394	156,917
Eternal, Ltd. (a)	57,017,173	149,546
Vibra Energia SA	21,844,811	146,903
Jumbo SA	5,154,860	141,282
Galaxy Entertainment Group, Ltd.	27,346,932	116,564
Li Ning Co., Ltd.	41,577,500	108,123
Lenskart Solutions, Ltd. (a)	19,643,566	107,542
PDD Holdings, Inc. (ADR) (a)	1,054,768	105,350
TVS Motor Co., Ltd.	2,830,342	104,918
Maruti Suzuki India, Ltd.	686,269	96,908
Naspers, Ltd., Class N	1,656,969	89,725
Wynn Resorts, Ltd.	821,346	87,974
Inchcape PLC	7,628,012	85,836
Royal Caribbean Cruises, Ltd.	318,600	84,034
Hyundai Motor Co.	224,437	81,683
Sea, Ltd., Class A (ADR) (a)	941,342	79,901
Tesla, Inc. (a)	198,371	75,704
Fuyao Glass Industry Group Co., Ltd., Class A	7,776,388	67,061
Hermes International	34,915	66,889
Fast Retailing Co., Ltd.	125,800	59,009
YUM! Brands, Inc.	335,967	53,637
Starbucks Corp.	484,663	51,049
Cyrela Brazil Realty SA, ordinary nominative shares	9,908,494	47,003
Aptiv Holdings, Ltd. (a)	760,676	45,838
MakeMyTrip, Ltd. (a)(f)	953,986	45,038
Coupang, Inc., Class A (a)	2,253,417	45,023
Marriott International, Inc., Class A	117,974	42,670
Prosus NV, Class N	828,593	40,054
Mahindra & Mahindra, Ltd.	1,169,826	38,485
ANTA Sports Products, Ltd.	3,410,000	35,577
Moncler SpA	580,484	34,988
Industria de Diseno Textil SA	555,631	33,293
Ferrari NV (EUR denominated)	92,935	32,053
Meituan, Class B (a)	2,984,500	31,997
Laopu Gold Co., Ltd., Class H (f)	414,000	29,460
Accor SA	538,907	26,792
Compagnie Generale des Etablissements Michelin	610,098	22,144
Tube Investments of India, Ltd.	702,883	21,985
InterContinental Hotels Group PLC	143,808	20,814
Amadeus IT Group SA, Class A, non-registered shares	357,138	20,539
Hilton Worldwide Holdings, Inc.	61,052	19,785
Shangri-La Asia, Ltd.	32,230,000	18,247
Booking Holdings, Inc.	103,425	17,413
Sands China, Ltd.	7,168,478	15,056
Evolution AB	128,314	8,957
Versigent PLC (a)	253,558	8,867
Shenzhou International Group Holdings, Ltd.	988,300	5,947
Renault SA	70,898	2,498
		7,258,487

Communication services 8.28%
Tencent Holdings, Ltd.	29,982,539	1,820,391
Alphabet, Inc., Class A	2,283,970	878,872
Alphabet, Inc., Class C	1,555,092	593,952
Bharti Airtel, Ltd.	43,252,508	862,420
Meta Platforms, Inc., Class A	1,191,169	728,888
MTN Group, Ltd.	48,329,968	607,196
NetEase, Inc.	19,762,421	459,827
NetEase, Inc. (ADR)	490,388	57,625
KT Corp. (ADR)	13,150,845	281,823
Baidu, Inc., Class A (ADR) (a)(f)	1,055,916	133,605
Telkom Indonesia (Persero) Tbk PT, Class B	734,232,300	121,006

New World Fund	4

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Orange	5,679,523	$118,670
True Corp. PCL, foreign registered shares	271,221,731	114,766
Advanced Info Service PCL, foreign registered shares	8,290,776	87,006
America Movil, SAB de CV, Class B (ADR)	3,065,901	81,553
ROBLOX Corp., Class A (a)	1,331,347	73,570
Netflix, Inc. (a)	641,755	60,075
NAVER Corp.	36,610	5,259
		7,086,504

Materials 7.73%
First Quantum Minerals, Ltd. (a)	32,136,918	786,891
Grupo Mexico, SAB de CV, Series B	63,540,156	695,473
Vale SA, ordinary nominative shares	26,382,938	432,523
Vale SA (ADR), ordinary nominative shares	13,340,454	218,250
Glencore PLC	40,640,876	314,813
APL Apollo Tubes, Ltd.	13,461,131	272,255
Barrick Mining Corp.	6,902,436	271,542
Aura Minerals, Inc.	2,808,836	238,105
BASF SE	3,347,019	215,072
Lundin Mining Corp.	7,099,588	182,200
Amcor PLC (CDI)	4,699,455	181,606
Valterra Platinum, Ltd. (ZAR denominated)	2,138,466	171,054
Valterra Platinum, Ltd. (ADR)	769,421	10,410
Southern Copper Corp.	986,051	169,295
Zijin Mining Group Co., Ltd., Class H (a)	29,828,000	137,028
Zijin Mining Group Co., Ltd., Class A (a)	4,559,200	22,411
Impala Platinum Holdings, Ltd.	10,950,092	152,317
Suzano SA	15,551,769	137,685
Siam Cement PCL, foreign registered shares	18,282,900	135,760
Baoshan Iron & Steel Co., Ltd., Class A (a)	134,846,100	124,610
Zijin Gold International Co., Ltd. (a)(f)	6,343,176	122,796
Nutrien, Ltd. (CAD denominated)	1,495,108	113,645
Sasol, Ltd. (a)	6,562,866	90,661
Sasol, Ltd. (ADR) (a)(f)	1,430,617	19,771
Saudi Basic Industries Corp. non-registered shares	6,501,770	106,173
Anhui Conch Cement Co., Ltd., Class H	39,424,873	98,793
Dow, Inc.	2,400,784	97,208
LG Chem, Ltd.	336,502	91,243
Corteva, Inc.	1,121,342	90,840
Freeport-McMoRan, Inc.	1,458,694	84,283
Pan American Silver Corp.	1,563,779	81,770
Linde PLC	143,864	72,096
Wheaton Precious Metals Corp. (CAD denominated)	561,664	70,947
Anglo American PLC	1,247,697	61,370
Shin-Etsu Chemical Co., Ltd.	1,294,200	60,308
Nippon Steel Corp. (f)	13,922,100	51,052
Loma Negra Compania Industrial Argentina SA (ADR) (a)	3,966,482	43,790
Antofagasta PLC	878,443	43,198
ArcelorMittal SA	733,209	41,828
MMG, Ltd. (a)	36,436,000	39,337
Gold Fields, Ltd.	690,200	29,453
Gold Fields, Ltd. (ADR)	187,474	7,964
Anglogold Ashanti PLC (ZAR denominated)	400,000	37,213
Heidelberg Materials AG, non-registered shares	161,599	35,793
Ivanhoe Mines, Ltd., Class A (a)(f)	4,028,870	32,626
Syensqo SA (f)	492,904	32,591
Ecolab, Inc.	123,069	32,072
Eldorado Gold Corp. (CAD denominated)	578,706	17,881
JX Advanced Metals Corp.	468,300	14,528
CEMEX, SAB de CV (ADR)	1,035,846	12,741
China Hongqiao Group, Ltd., Class H	2,724,000	11,474
Alrosa PJSC (a)(b)	15,128,747	— (d)
		6,614,745

5	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.66%
Nestle SA	4,512,319	$457,679
Arca Continental, SAB de CV	22,748,142	273,301
Avenue Supermarts, Ltd. (a)	5,617,574	272,272
Kweichow Moutai Co., Ltd., Class A	1,170,108	237,632
KT&G Corp.	1,702,017	204,765
JBS NV (BDR)	10,471,528	167,399
Raia Drogasil SA, ordinary nominative shares	30,600,000	135,580
Philip Morris International, Inc.	761,230	125,656
Carlsberg A/S, Class B	852,384	115,371
Zabka Group	17,489,388	111,969
Dino Polska SA, non-registered shares (a)	10,010,508	88,664
BBB Foods, Inc., Class A (a)	2,410,103	87,969
Wal-Mart de Mexico, SAB de CV, Series V (f)	27,161,819	85,628
Anheuser-Busch InBev SA/NV	1,122,089	84,819
PepsiCo, Inc.	532,197	84,348
Danone SA	948,303	74,364
Mondelez International, Inc., Class A	1,061,944	65,246
British American Tobacco PLC	1,095,985	64,359
L’Oreal SA, non-registered shares	134,421	57,661
Varun Beverages, Ltd.	9,985,774	54,488
Tsingtao Brewery Co., Ltd., Class H	7,502,000	51,828
United Spirits, Ltd.	3,518,916	49,327
Bunge Global SA	358,071	45,500
Monster Beverage Corp. (a)	423,014	32,602
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates (f)	13,589,849	30,729
Walmart, Inc.	222,936	29,412
WH Group, Ltd.	20,377,779	24,978
JD Health International, Inc. (a)	2,608,200	15,294
		3,128,840

Health care 3.21%
Max Healthcare Institute, Ltd.	31,580,177	331,653
Laurus Labs, Ltd.	24,740,733	288,750
Novo Nordisk AS, Class B	6,470,997	272,479
AstraZeneca PLC (GBP denominated)	1,369,355	260,342
Eli Lilly and Co.	248,050	231,828
BeOne Medicines, Ltd. (ADR) (a)	523,290	154,512
BeOne Medicines, Ltd. (a)	1,690,800	38,310
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	4,306,200	151,018
Innovent Biologics, Inc. (a)	12,056,500	139,524
Thermo Fisher Scientific, Inc.	260,001	124,530
WuXi AppTec Co., Ltd., Class A (a)	5,738,000	92,910
WuXi AppTec Co., Ltd., Class H	1,672,300	29,255
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	10,588,248	83,934
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (f)	3,421,800	28,545
Rede D’Or Sao Luiz SA	13,502,197	104,625
Align Technology, Inc. (a)	492,931	86,761
OdontoPrev SA	24,789,972	76,345
Dr. Sulaiman Al Habib Medical Services Group Co.	960,157	62,083
EssilorLuxottica SA	235,051	50,123
Mettler-Toledo International, Inc. (a)	34,301	43,789
Lupin, Ltd.	1,039,492	25,303
Bayer AG	564,914	25,225
Abbott Laboratories	185,218	16,816
Danaher Corp.	86,143	15,415
bioMerieux SA	93,521	7,885
CanSino Biologics, Inc., Class H (a)	828,600	3,133
		2,745,093

Energy 3.17%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	32,858,888	723,881
Reliance Industries, Ltd.	25,693,141	389,094
Vista Energy, SAB de CV, Class A (ADR) (a)	4,634,887	344,465
TotalEnergies SE (EUR denominated)	2,617,451	243,722
SLB, Ltd.	4,015,717	228,414

New World Fund	6

Common stocks (continued)	Shares	Value (000)
Energy (continued)
ADNOC Drilling Co. PJSC	147,231,064	$227,498
Shell PLC (GBP denominated)	4,306,737	195,505
Adnoc Gas PLC	136,776,437	125,541
BP PLC (ADR)	2,340,330	110,885
HD Hyundai Co., Ltd.	493,299	103,886
Borr Drilling, Ltd. (a)	2,690,597	16,224
Rosneft Oil Co. PJSC (b)	8,335,580	— (d)
		2,709,115

Utilities 1.55%
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	47,044,810	314,943
Gulf Development PCL	132,785,584	236,182
Power Grid Corp. of India, Ltd.	69,291,144	233,885
Adani Power, Ltd. (a)	52,304,946	122,937
Equatorial SA	14,203,829	121,391
Adani Green Energy, Ltd. (a)	8,017,040	104,912
Engie SA	1,920,674	63,423
NTPC, Ltd.	9,596,918	40,495
CPFL Energia SA	4,064,561	40,163
SembCorp Industries, Ltd.	5,602,678	29,319
AES Corp.	1,330,496	19,226
		1,326,876

Real estate 1.12%
Lodha Developers, Ltd.	38,492,015	367,514
China Resources Land, Ltd.	53,425,947	223,595
China Resources Mixc Lifestyle Services, Ltd.	16,903,400	101,788
CK Asset Holdings, Ltd.	14,042,000	88,186
Longfor Group Holdings, Ltd. (f)	73,123,228	75,625
SM Prime Holdings, Inc.	148,869,400	46,050
Emaar Properties PJSC	12,701,500	41,105
ALLOS SA, ordinary nominative shares	2,778,144	17,196
		961,059
Total common stocks (cost: $47,499,083,000)		77,814,187
Preferred securities 0.75%
Financials 0.43%
Itau Unibanco Holding SA (ADR), preferred nominative shares	36,833,337	320,450
Itau Unibanco Holding SA, preferred nominative shares	5,081,256	44,319
		364,769

Information technology 0.17%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,298,343	141,506
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	925	1,161
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	38	48
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)(c)	3	4
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)(c)	2	2
		142,721

Real estate 0.11%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	433,164	76,168
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	113,966	20,040
		96,208

7	New World Fund

Preferred securities (continued)	Shares	Value (000)
Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (f)	654,857	$31,710
Cyrela Brazil Realty SA, preferred shares (a)	635,999	2,741
TVS Motor Co., Ltd., 6.00% cumulative preferred shares, 2026 (a)	11,476,152	1,234
Getir BV, Series D, preferred shares (a)(b)(c)	103,205	— (d)
		35,685
Total preferred securities (cost: $508,067,000)		639,383
Bonds, notes & other debt instruments 2.10%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 1.82%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	USD18,200	18,363
United Mexican States 6.875% 5/13/2037	11,065	11,695
United Mexican States 5.125% 3/19/2038	EUR7,935	9,182
United Mexican States 4.75% 3/8/2044	USD13,300	10,820
United Mexican States 3.75% 4/19/2071	10,285	5,991
United Mexican States, Series M, 7.75% 5/29/2031	MXN1,019,642	56,064
United Mexican States, Series M, 7.75% 11/23/2034	197,152	10,346
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	19,571
United Mexican States, Series M, 7.75% 11/13/2042	570,000	27,414
United Mexican States, Series M, 8.00% 7/31/2053	385,346	18,419
		187,865

Brazil 0.14%
Brazil (Federative Republic of) 0% 1/1/2030	BRL103,900	13,134
Brazil (Federative Republic of) 10.00% 1/1/2031	333,334	59,191
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	90,404	16,838
Brazil (Federative Republic of) 10.00% 1/1/2035	102,000	16,878
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	88,180	15,587
		121,628

Malaysia 0.12%
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR56,300	14,801
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	206,474	53,046
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	8,433
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,451
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	12,472
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,721
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	22,900	5,942
		103,866

Indonesia 0.12%
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,538
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	IDR329,696,000	18,323
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	306,914,000	17,876
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	291,504,000	16,544
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	138,600,000	8,312
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	134,960,000	7,885
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	167,757,000	10,108
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	246,706,000	14,535
		103,121

India 0.11%
India (Republic of) 7.18% 8/14/2033	INR1,777,200	18,923
India (Republic of) 7.18% 7/24/2037	2,430,980	25,677
India (Republic of) 8.13% 6/22/2045	1,731,370	19,477
India (Republic of) 7.06% 10/10/2046	1,253,530	12,606
India (Republic of) 7.09% 8/5/2054	1,465,140	14,586
		91,269

New World Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Colombia 0.10%
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	$10,059
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP79,746,000	16,714
Colombia (Republic of), Series B, 13.25% 2/9/2033	141,736,300	37,652
Colombia (Republic of), Series B, 7.25% 10/18/2034	41,522,500	7,913
Colombia (Republic of), Series B, 11.75% 1/24/2035	17,734,500	4,436
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	130,200	11,352
		88,126

Poland 0.09%
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD8,680	8,691
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN148,000	41,992
Poland (Republic of), Series 1034, 5.00% 10/25/2034	101,804	26,912
		77,595

Hungary 0.08%
Hungary (Republic of) 6.75% 7/23/2031	HUF5,461,990	18,267
Hungary (Republic of) 6.25% 9/22/2032 (g)	USD6,200	6,623
Hungary (Republic of) 4.75% 11/24/2032	HUF3,420,000	10,335
Hungary (Republic of) 3.00% 4/25/2041	8,200,000	18,758
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD6,700	6,929
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR6,270	7,516
		68,428

China 0.07%
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY246,800	36,371
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	126,200	18,302
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	22,100	3,762
		58,435

Saudi Arabia 0.06%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD13,600	13,550
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	42,600	40,944
		54,494

South Africa 0.06%
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,831
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	ZAR162,500	9,816
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	350,458	17,425
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	293,500	16,626
		52,698

Egypt 0.06%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP631,400	11,926
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,842
Egypt (Arab Republic of) 5.875% 2/16/2031 (g)	USD2,350	2,239
Egypt (Arab Republic of) 7.625% 5/29/2032	14,200	14,183
Egypt (Arab Republic of) 7.625% 5/29/2032 (g)	7,060	7,052
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	4,561
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,549
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	6,704
		51,056

Czech Republic 0.05%
Czech Republic 1.20% 3/13/2031	CZK511,300	21,241
Czech Republic 3.50% 5/30/2035	301,200	13,134
Czech Republic 1.95% 7/30/2037	300,160	10,811
		45,186

9	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.05%
Peru (Republic of) 3.00% 1/15/2034	USD5,715	$4,943
Peru (Republic of) 7.60% 8/12/2039	PEN87,100	26,167
Peru (Republic of) 5.625% 11/18/2050	USD1,240	1,198
Peru (Republic of) 3.55% 3/10/2051	4,900	3,400
Peru (Republic of) 2.78% 12/1/2060	10,795	5,839
		41,547

Philippines 0.05%
Philippines (Republic of) 6.375% 7/27/2030	PHP228,100	3,649
Philippines (Republic of) 6.00% 8/20/2030	278,395	4,399
Philippines (Republic of) 6.75% 9/15/2032	777,400	12,615
Philippines (Republic of) 5.00% 1/27/2036	USD10,304	10,187
Philippines (Republic of) 3.95% 1/20/2040	11,700	9,965
		40,815

Turkey 0.04%
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	12,630	12,267
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	30,300	22,071
		34,338

Chile 0.04%
Chile (Republic of) 4.70% 9/1/2030	CLP15,355,000	16,632
Chile (Republic of) 5.30% 11/1/2037	7,520,000	8,183
Chile (Republic of) 3.10% 5/7/2041	USD9,265	7,113
		31,928

Republic of Angola 0.04%
Angola (Republic of) 8.00% 11/26/2029 (g)	13,202	13,511
Angola (Republic of) 8.75% 4/14/2032 (g)	6,950	7,251
Angola (Republic of) 9.375% 3/31/2033 (g)	10,200	10,813
		31,575

Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	10,253
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	13,930
Nigeria (Republic of) 8.6308% 1/13/2036 (g)	3,910	4,290
		28,473

Romania 0.03%
Romania (Republic of) 5.25% 5/30/2032	EUR7,600	8,927
Romania (Republic of) 5.25% 5/30/2032	4,220	4,956
Romania (Republic of) 2.00% 4/14/2033	7,080	6,655
Romania (Republic of) 5.625% 5/30/2037	6,595	7,356
		27,894

Kazakhstan 0.03%
Kazakhstan (Republic of) 5.30% 10/19/2027	KZT908,156	1,688
Kazakhstan (Republic of) 6.50% 10/24/2027	1,187,388	2,241
Kazakhstan (Republic of) 5.50% 7/1/2037 (g)	USD17,700	18,125
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	KZT2,493,952	5,286
		27,340

Republic of Kenya 0.03%
Kenya (Republic of) 6.30% 1/23/2034	USD12,000	10,441
Kenya (Republic of) 9.50% 3/5/2036 (g)	10,010	10,048
Kenya (Republic of) 9.50% 3/5/2036	6,000	6,022
		26,511

New World Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	USD15,473	$15,589
Honduras (Republic of) 5.625% 6/24/2030 (g)	5,600	5,592
Honduras (Republic of) 5.625% 6/24/2030	2,042	2,039
		23,220

Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (g)	4,231	4,322
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	13,499
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,440
		22,261

Sultanate of Oman 0.02%
Oman (Sultanate of) 5.625% 1/17/2028	USD7,200	7,330
Oman (Sultanate of) 6.00% 8/1/2029	3,300	3,436
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,843
		19,609

Gabon 0.02%
Gabonese (Republic of) 6.625% 2/6/2031	15,100	12,767
Gabonese (Republic of) 7.00% 11/24/2031	7,500	6,241
		19,008

Thailand 0.02%
Thailand (Kingdom of) 3.45% 6/17/2043	THB488,497	15,889

Supra National 0.02%
Asian Development Bank 5.25% 4/29/2035	PHP486,600	7,651
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,551
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	4,591
		13,793

Benin 0.02%
Benin (Republic of) 7.96% 2/13/2038 (g)	USD12,800	13,186

Dominican Republic 0.01%
Dominican Republic (Government of) 8.625% 4/20/2027 (g)	1,650	1,704
Dominican Republic (Government of) 6.00% 7/19/2028 (g)	4,360	4,430
Dominican Republic (Government of) 4.875% 9/23/2032	3,435	3,249
Dominican Republic (Government of) 5.875% 1/30/2060	3,054	2,658
		12,041

Panama 0.01%
Panama (Republic of) 6.875% 1/31/2036	6,432	7,092
Panama (Republic of) 8.00% 3/1/2038	1,450	1,722
		8,814

Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,054

United Arab Emirates 0.01%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (g)	7,900	7,426

Cote d’Ivoire 0.00%
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	2,134

11	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Paraguay 0.00%
Paraguay (Republic of) 4.95% 4/28/2031	USD1,776	$1,787
Total bonds & notes of governments & government agencies outside the U.S.		1,561,410
Corporate bonds and notes 0.28%
Energy 0.06%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	6,000	6,139
Oleoducto Central SA 4.00% 7/14/2027 (g)	3,450	3,415
Petroleos Mexicanos 5.95% 1/28/2031	7,858	7,693
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (g)	3,400	3,297
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (g)	3,400	2,955
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,961
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (g)	8,300	6,035
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (g)	4,170	4,425
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (g)	4,145	4,279
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (g)	7,100	7,322
YPF SA 8.25% 1/17/2034 (g)	6,100	6,390
		53,911

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (g)	8,955	8,888
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	7,517	7,144
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (g)(i)	5,200	5,729
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,912
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	9,000	9,537
		38,210

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,387
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,211
Meituan 4.625% 10/2/2029	2,505	2,489
Meituan 3.05% 10/28/2030	7,295	6,738
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (g)	5,700	5,884
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	3,079
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,476
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,470
		37,734

Communication services 0.03%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	13,356
America Movil, SAB de CV, 10.30% 1/30/2034	53,500	3,201
PLDT, Inc. 2.50% 1/23/2031	USD2,590	2,380
Tencent Holdings, Ltd. 3.24% 6/3/2050 (g)	7,100	4,936
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/2032	890	930
		24,803

Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (g)	4,520	3,886
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (g)	5,465	5,610
LATAM Airlines Group SA 7.875% 4/15/2030 (g)	6,200	6,332
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (g)	1,106	1,137
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,199
		23,164

New World Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials 0.02%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (g)	USD4,238	$2,551
CSN Resources SA 8.875% 12/5/2030 (g)	6,200	5,042
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,418
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,643
Sasol Financing USA, LLC 8.75% 4/10/2033 (g)	5,669	5,991
		19,645

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (g)	5,210	4,370
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (g)	3,253	3,060
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (g)	2,062	1,958
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	423
SAEL, Ltd. 7.80% 7/31/2031 (g)	1,514	1,550
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	1,680	1,680
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (i)	4,118	4,189
		17,230

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,581
MARB BondCo PLC 3.95% 1/29/2031 (g)	7,700	6,906
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)	6,150	6,184
		16,671

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030	4,623	4,372
Total corporate bonds and notes		235,740
Total bonds, notes & other debt instruments (cost: $1,785,934,000)		1,797,150
Short-term securities 5.48%	Shares
Money market investments 5.31%
Capital Group Central Cash Fund 3.67% (e)(j)	45,388,558	4,538,402

Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 3.67% (e)(j)(k)	461,513	46,147
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (j)(k)	21,925,684	21,925
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (j)(k)	21,900,000	21,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (j)(k)	10,300,000	10,300
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (j)(k)	7,777,054	7,777
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (j)(k)	7,700,000	7,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (j)(k)	7,700,000	7,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (j)(k)	3,049,039	3,049
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (j)(k)	2,500,000	2,500
		128,998

13	New World Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 6/30/2026	21.341%	EGP121,225	$2,186
Kazakhstan (Republic of) 2/5/2027	13.592	KZT5,023,731	9,610
Nigeria (Republic of) 1/19/2027	15.839	NGN11,810,560	7,637
			19,433
Total short-term securities (cost: $4,686,471,000)			4,686,833
Total investment securities 99.27% (cost: $54,479,555,000)			84,937,553
Other assets less liabilities 0.73%			624,280
Net assets 100.00%			$85,561,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2026 (000)
5 Year Euro-Bobl Futures	Short	216	6/10/2026	USD(29,267)	$614
10 Year Euro-Bund Futures	Short	238	6/10/2026	(35,017)	966
10 Year Ultra U.S. Treasury Note Futures	Long	182	6/30/2026	20,540	(592)
					$988
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	28,407	PHP	1,714,500	Citibank	5/7/2026	$472
USD	14,089	COP	52,536,350	Bank of America	5/8/2026	(324)
USD	30,559	EUR	26,606	Citibank	5/8/2026	(679)
USD	9,076	ZAR	148,609	Citibank	5/11/2026	162
CZK	264,500	USD	12,724	Bank of America	5/13/2026	9
CNH	122,260	USD	17,949	Goldman Sachs	5/15/2026	(32)
USD	49,261	BRL	247,155	Citibank	5/18/2026	(411)
USD	29,559	MXN	511,700	Goldman Sachs	5/26/2026	332
THB	549,640	USD	17,106	JPMorgan Chase	5/26/2026	(197)
						$(668)
Investments in affiliates (e)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.40%
Industrials 0.40%
Rumo SA	$331,720	$—	$8,985	$(4,602)	$29,000	$347,133	$2,378
Health care 0.00%
Laurus Labs, Ltd. (l)	305,644	—	43,720	10,251	16,575	—	—
Total common stocks						347,133
Short-term securities 5.36%
Money market investments 5.31%
Capital Group Central Cash Fund 3.67% (j)	1,308,418	8,667,552	5,437,472	257	(353)	4,538,402	27,933

New World Fund	14

Investments in affiliates (e) (continued)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 3.67% (j)(k)	$35,662	$10,485 (m)				$46,147	$— (n)
Total short-term securities						4,584,549
Total 5.76%				$5,906	$45,222	$4,931,682	$30,311
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$69,742	$76,168	0.09%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	23,284	20,040	0.02
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	18,022	13,272	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	1,577	1,161	0.00 (o)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	65	48	0.00 (o)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	5	4	0.00 (o)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)	11/4/2021	3	2	0.00 (o)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	6,023	6,184	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	46,500	— (d)	0.00 (o)
Total		$165,221	$116,879	0.14%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $253,062,000, which represented 0.30% of the net assets of the fund.

(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 4/30/2026.
(k)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(l)	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2026. Refer to the investment portfolio for the security value at 4/30/2026.
(m)	Represents net activity. Refer to Note 5 for more information on securities lending.
(n)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(o)	Amount less than 0.01%.

15	New World Fund

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

New World Fund	16

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $285,707 of investment securities on loan):
Unaffiliated issuers (cost: $49,512,611)	$80,005,871
Affiliated issuers (cost: $4,966,944)	4,931,682	$84,937,553
Cash		16,619
Cash collateral pledged for futures contracts		1,557
Cash collateral pledged for forward currency contracts		400
Cash denominated in currencies other than U.S. dollars (cost: $204,981)		204,873
Unrealized appreciation on open forward currency contracts		975
Receivables for:
Sales of investments	428,967
Sales of fund’s shares	888,416
Dividends and interest	174,533
Securities lending income	188
Variation margin on futures contracts	224
Other	3,743	1,496,071
		86,658,048
Liabilities:
Collateral for securities on loan		128,998
Unrealized depreciation on open forward currency contracts		1,643
Payables for:
Purchases of investments	667,460
Repurchases of fund’s shares	59,754
Investment advisory services	32,512
Services provided by related parties	6,516
Directors’ deferred compensation	3,779
Variation margin on futures contracts	269
Non-U.S. taxes	189,597
Other	5,687	965,574
Net assets at April 30, 2026		$85,561,833
Net assets consist of:
Capital paid in on shares of capital stock		$51,764,676
Total distributable earnings (accumulated loss)		33,797,157
Net assets at April 30, 2026		$85,561,833

Refer to the notes to financial statements.

17	New World Fund

Financial statements (continued)
Statement of assets and liabilities at April 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (842,927 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$15,471,624	152,160	$101.68
Class C	241,214	2,498	96.56
Class T	18	— *	101.29
Class F-1	959,607	9,511	100.90
Class F-2	26,051,914	257,071	101.34
Class F-3	10,913,951	107,247	101.76
Class 529-A	1,089,339	10,838	100.51
Class 529-C	17,069	177	96.75
Class 529-E	33,595	337	99.57
Class 529-T	24	— *	101.35
Class 529-F-1	16	— *	99.95
Class 529-F-2	187,299	1,845	101.52
Class 529-F-3	17	— *	101.15
Class R-1	20,529	213	96.54
Class R-2	279,673	2,898	96.49
Class R-2E	54,034	544	99.41
Class R-3	615,550	6,178	99.63
Class R-4	889,358	8,815	100.89
Class R-5E	180,062	1,795	100.30
Class R-5	371,597	3,640	102.08
Class R-6	28,185,343	277,160	101.69
*
Amount less than one thousand.
Refer to the notes to financial statements.

New World Fund	18

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $71,551; also includes $30,311 from affiliates)	$660,242
Interest from unaffiliated issuers (net of non-U.S. taxes of $893)	76,877
Securities lending income (net of fees)	787	$737,906
Fees and expenses*:
Investment advisory services	191,641
Distribution services	25,666
Transfer agent services	25,944
Administrative services	11,506
529 plan services	321
Reports to shareholders	1,361
Registration statement and prospectus	2,177
Directors’ compensation	132
Auditing and legal	206
Custodian	10,777
State and local taxes	1
Other	156
Total fees and expenses before waivers and/or reimbursements	269,888
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	26
Total fees and expenses after waivers and/or reimbursements		269,862
Net investment income		468,044
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $80,463):
Unaffiliated issuers	3,554,318
Affiliated issuers	5,906
Futures contracts	(147)
Forward currency contracts	(3,820)
In-kind redemptions	56,428
Currency transactions	(7,132)	3,605,553
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $180,436):
Unaffiliated issuers	3,643,811
Affiliated issuers	45,222
Futures contracts	1,223
Forward currency contracts	(705)
Currency translations	2,050	3,691,601
Net realized gain (loss) and unrealized appreciation (depreciation)		7,297,154
Net increase (decrease) in net assets resulting from operations		$7,765,198
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

19	New World Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$468,044	$955,987
Net realized gain (loss)	3,605,553	3,335,852
Net unrealized appreciation (depreciation)	3,691,601	10,319,684
Net increase (decrease) in net assets resulting from operations	7,765,198	14,611,523
Distributions paid to shareholders	(4,275,305)	(2,364,867)
Net capital share transactions	6,204,265	1,326,843
Total increase (decrease) in net assets	9,694,158	13,573,499
Net assets:
Beginning of period	75,867,675	62,294,176
End of period	$85,561,833	$75,867,675
*
Unaudited.
Refer to the notes to financial statements.

New World Fund	20

Notes to financial statementsunaudited
1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Directors reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

21	New World Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended April 30, 2026,  the fund delivered $98,636,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

New World Fund	22

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):

23	New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,150,514	$18,051,835	$13,272	$24,215,621
Financials	2,346,940	10,167,915	— *	12,514,855
Industrials	2,331,050	6,921,942	—	9,252,992
Consumer discretionary	3,083,101	4,175,386	—	7,258,487
Communication services	2,889,963	4,196,541	—	7,086,504
Materials	3,920,008	2,694,737	— *	6,614,745
Consumer staples	1,163,370	1,965,470	—	3,128,840
Health care	1,005,639	1,739,454	—	2,745,093
Energy	1,423,869	1,285,246	— *	2,709,115
Utilities	495,723	831,153	—	1,326,876
Real estate	17,196	943,863	—	961,059
Preferred securities	368,744	173,216	97,423	639,383
Bonds, notes & other debt instruments	—	1,797,150	—	1,797,150
Short-term securities	4,667,400	19,433	—	4,686,833
Total	$29,863,517	$54,963,341	$110,695	$84,937,553

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,580	$—	$—	$1,580
Unrealized appreciation on open forward currency contracts	—	975	—	975
Liabilities:
Unrealized depreciation on futures contracts	(592)	—	—	(592)
Unrealized depreciation on open forward currency contracts	—	(1,643)	—	(1,643)
Total	$988	$(668)	$—	$320
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

New World Fund	24

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

25	New World Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the total value of securities on loan was $285,707,000, and the total value of collateral received was $301,490,000. Collateral received includes cash of $128,998,000 and U.S. government securities of $172,492,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

New World Fund	26

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $93,678,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $272,309,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,580	Unrealized depreciation*	$592
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	975	Unrealized depreciation on open forward currency contracts	1,643
			$2,555		$2,235

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(147)	Net unrealized appreciation (depreciation) on futures contracts	$1,223
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,820)	Net unrealized appreciation (depreciation) on forward currency contracts	(705)
			$(3,967)		$518
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

27	New World Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9	$ (9)	$ —	$ —	$ —
Citibank	634	(634)	—	—	—
Goldman Sachs	332	(32)	—	(20)	280
Total	$975	$ (675)	$ —	$ (20)	$280
Liabilities:
Bank of America	$324	$ (9)	$ —	$ (315)	$ —
Citibank	1,090	(634)	—	—	456
Goldman Sachs	32	(32)	—	—	—
JPMorgan Chase	197	—	—	—	197
Total	$1,643	$ (675)	$ —	$ (315)	$653
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

New World Fund	28

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2026, the fund recognized $646,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $51,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$850,306
Undistributed long-term capital gains	3,289,633
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$31,517,902
Gross unrealized depreciation on investments	(1,503,296)
Net unrealized appreciation (depreciation) on investments	30,014,606
Cost of investments	54,923,268

29	New World Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$154,697	$629,638	$784,335	$101,750	$338,020	$439,770
Class C	834	11,229	12,063	14	7,407	7,421
Class T	— *	1	1	— *	— *	— *
Class F-1	9,954	40,512	50,466	6,837	22,438	29,275
Class F-2	305,166	996,384	1,301,550	200,229	478,319	678,548
Class F-3	141,158	430,241	571,399	102,677	224,185	326,862
Class 529-A	10,755	44,587	55,342	7,066	24,169	31,235
Class 529-C	59	752	811	—	458	458
Class 529-E	272	1,397	1,669	168	797	965
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	2,250	7,418	9,668	1,489	3,619	5,108
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	122	1,000	1,122	—	518	518
Class R-2	1,254	12,109	13,363	351	6,856	7,207
Class R-2E	373	2,234	2,607	194	1,137	1,331
Class R-3	5,008	25,478	30,486	2,892	13,370	16,262
Class R-4	9,664	38,116	47,780	6,853	20,943	27,796
Class R-5E	2,131	7,135	9,266	1,385	3,373	4,758
Class R-5	4,779	15,100	19,879	3,388	7,751	11,139
Class R-6	336,782	1,026,714	1,363,496	244,454	531,760	776,214
Total	$985,258	$3,290,047	$4,275,305	$679,747	$1,685,120	$2,364,867
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. On September 9, 2025, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2025, decreasing the annual rate to 0.472% on daily net assets in excess of $71 billion. CRMC waived investment advisory services fees of $26,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $191,641,000 were reduced to $191,615,000, both of which were equivalent to an annualized rate of 0.500% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

New World Fund	30

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $321,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

31	New World Fund

For the six months ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$18,180	$9,626	$2,194	Not applicable
Class C	1,210	161	36	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,149	675	139	Not applicable
Class F-2	Not applicable	12,895	3,466	Not applicable
Class F-3	Not applicable	77	1,495	Not applicable
Class 529-A	1,172	632	154	$264
Class 529-C	83	10	2	4
Class 529-E	79	10	5	8
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	54	26	45
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	102	9	3	Not applicable
Class R-2	996	463	40	Not applicable
Class R-2E	153	51	8	Not applicable
Class R-3	1,449	433	87	Not applicable
Class R-4	1,093	439	131	Not applicable
Class R-5E	Not applicable	125	25	Not applicable
Class R-5	Not applicable	97	53	Not applicable
Class R-6	Not applicable	187	3,642	Not applicable

Total class-specific expenses	$25,666	$25,944	$11,506	$321
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $132,000 in the fund’s statement of operations reflects $117,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $473,998,000 and $382,540,000, respectively, which generated $84,774,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

New World Fund	32

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$461,599	4,738	$769,317	8,447	$(942,394)	(9,772)	$288,522	3,413
Class C	14,403	156	12,014	139	(50,525)	(544)	(24,108)	(249)
Class T	—	—	—	—	—	—	—	—
Class F-1	51,750	536	49,612	549	(123,016)	(1,284)	(21,654)	(199)
Class F-2	3,797,418	38,516	1,270,359	14,008	(2,809,980)	(29,185)	2,257,797	23,339
Class F-3	1,154,536	11,704	558,666	6,137	(1,133,319)	(11,719)	579,883	6,122
Class 529-A	43,475	452	55,325	614	(75,304)	(786)	23,496	280
Class 529-C	2,133	23	810	10	(3,510)	(38)	(567)	(5)
Class 529-E	1,383	15	1,666	18	(3,209)	(34)	(160)	(1)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	15,122	157	9,666	106	(15,724)	(164)	9,064	99
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,434	16	1,122	13	(4,336)	(47)	(1,780)	(18)
Class R-2	22,877	248	13,358	154	(33,383)	(365)	2,852	37
Class R-2E	6,077	64	2,606	29	(7,346)	(77)	1,337	16
Class R-3	68,107	714	30,383	340	(83,146)	(877)	15,344	177
Class R-4	105,196	1,093	47,766	529	(191,586)	(1,998)	(38,624)	(376)
Class R-5E	22,525	235	9,264	103	(19,883)	(208)	11,906	130
Class R-5	43,000	441	19,801	217	(54,893)	(562)	7,908	96
Class R-6	4,324,008	43,520	1,358,727	14,938	(2,589,689)	(26,628)	3,093,046	31,830
Total net increase (decrease)	$10,135,043	102,628	$4,210,465	46,351	$(8,141,243)	(84,288)	$6,204,265	64,691
Refer to the end of the table(s) for footnote(s).

33	New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$538,420	6,374	$432,080	5,581	$(1,821,556)	(21,804)	$(851,056)	(9,849)
Class C	21,502	268	7,394	100	(94,316)	(1,190)	(65,420)	(822)
Class T	—	—	—	—	—	—	—	—
Class F-1	93,383	1,111	28,653	373	(187,230)	(2,266)	(65,194)	(782)
Class F-2	4,434,245	53,088	660,989	8,574	(4,050,598)	(48,633)	1,044,636	13,029
Class F-3	1,462,461	17,335	319,611	4,131	(1,953,595)	(23,221)	(171,523)	(1,755)
Class 529-A	63,607	766	31,224	408	(159,881)	(1,923)	(65,050)	(749)
Class 529-C	3,836	48	457	6	(7,802)	(98)	(3,509)	(44)
Class 529-E	1,991	24	965	13	(6,868)	(83)	(3,912)	(46)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,500	316	5,108	66	(26,039)	(306)	5,569	76
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,035	37	518	7	(7,847)	(99)	(4,294)	(55)
Class R-2	34,616	432	7,205	98	(70,919)	(882)	(29,098)	(352)
Class R-2E	12,216	147	1,331	18	(13,247)	(160)	300	5
Class R-3	104,403	1,259	16,191	213	(140,802)	(1,708)	(20,208)	(236)
Class R-4	155,522	1,855	27,790	362	(231,580)	(2,788)	(48,268)	(571)
Class R-5E	50,320	613	4,753	62	(38,550)	(461)	16,523	214
Class R-5	66,577	799	11,098	143	(86,658)	(1,014)	(8,983)	(72)
Class R-6	5,200,484	62,882	774,980	10,024	(4,379,135)	(52,104)	1,596,329	20,802
Total net increase (decrease)	$12,273,118	147,354	$2,330,348	30,179	$(13,276,623)	(158,740)	$1,326,843	18,793
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $21,450,325,000 and $22,818,094,000, respectively, during the six months ended April 30, 2026.

New World Fund	34

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2026[5,6]	$97.53	$.47	$9.00	$9.47	$(1.05)	$(4.27)	$(5.32)	$101.68	10.34%[7]	$15,472	.95%[8]	.95%[8]	.97%[8]
10/31/2025	82.05	1.00	17.30	18.30	(.65 )	(2.17)	(2.82)	97.53	23.20	14,508.97		.97	1.18
10/31/2024	68.46	.96	14.47	15.43	(.93 )	(.91 )	(1.84)	82.05	22.85	13,012.98		.98	1.23
10/31/2023	62.50	.83	5.72	6.55	(.59 )	—	(.59 )	68.46	10.50	11,612	1.00	1.00	1.17
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37 )	(5.56)	(5.93)	62.50	(28.73)	11,303.96		.96	.93
10/31/2021	73.88	.38	19.72	20.10	(.09 )	—	(.09 )	93.89	27.20	17,043.96		.96	.42
Class C:
4/30/2026[5,6]	92.48	.09	8.58	8.67	(.32 )	(4.27)	(4.59)	96.56	9.94 [7]	241	1.70 [8]	1.70 [8]	.20 [8]
10/31/2025	77.86	.34	16.45	16.79	— [9]	(2.17)	(2.17)	92.48	22.28	254	1.72	1.72	.42
10/31/2024	64.99	.36	13.76	14.12	(.34 )	(.91 )	(1.25)	77.86	21.94	278	1.72	1.72	.48
10/31/2023	59.27	.28	5.45	5.73	(.01 )	—	(.01 )	64.99	9.67	293	1.75	1.75	.41
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)	335	1.72	1.72	.15
10/31/2021	70.96	(.29 )	18.94	18.65	—	—	—	89.61	26.26	598	1.70	1.70	(.33 )
Class T:
4/30/2026[5,6]	97.32	.57	8.95	9.52	(1.28)	(4.27)	(5.55)	101.29	10.45 [7,10]	— [11]	.70 [8,10]	.70 [8,10]	1.18 [8,10]
10/31/2025	81.96	1.18	17.25	18.43	(.90 )	(2.17)	(3.07)	97.32	23.46 [10]	— [11]	.71 [10]	.71 [10]	1.39 [10]
10/31/2024	68.42	1.14	14.45	15.59	(1.14)	(.91 )	(2.05)	81.96	23.15 [10]	— [11]	.69 [10]	.69 [10]	1.46 [10]
10/31/2023	62.49	1.01	5.71	6.72	(.79 )	—	(.79 )	68.42	10.79 [10]	— [11]	.72 [10]	.72 [10]	1.42 [10]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58 )	(5.56)	(6.14)	62.49	(28.56)[10]	— [11]	.71 [10]	.71 [10]	1.18 [10]
10/31/2021	73.86	.58	19.69	20.27	(.26 )	—	(.26 )	93.87	27.47 [10]	— [11]	.74 [10]	.74 [10]	.63 [10]
Class F-1:
4/30/2026[5,6]	96.83	.45	8.94	9.39	(1.05)	(4.27)	(5.32)	100.90	10.33 [7]	960	.96 [8]	.96 [8]	.95 [8]
10/31/2025	81.48	1.00	17.18	18.18	(.66 )	(2.17)	(2.83)	96.83	23.21	940.96		.96	1.19
10/31/2024	67.99	.96	14.38	15.34	(.94 )	(.91 )	(1.85)	81.48	22.87	855.97		.97	1.24
10/31/2023	62.05	.85	5.67	6.52	(.58 )	—	(.58 )	67.99	10.53	828.96		.96	1.21
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38 )	(5.56)	(5.94)	62.05	(28.74)	854.96		.96	.91
10/31/2021	73.39	.39	19.58	19.97	(.09 )	—	(.09 )	93.27	27.22	1,418.95		.95	.43
Class F-2:
4/30/2026[5,6]	97.36	.60	8.96	9.56	(1.31)	(4.27)	(5.58)	101.34	10.49 [7]	26,052	.68 [8]	.68 [8]	1.24 [8]
10/31/2025	81.95	1.24	17.25	18.49	(.91 )	(2.17)	(3.08)	97.36	23.56	22,757.68		.68	1.47
10/31/2024	68.39	1.19	14.44	15.63	(1.16)	(.91 )	(2.07)	81.95	23.20	18,086.68		.68	1.53
10/31/2023	62.44	1.05	5.70	6.75	(.80 )	—	(.80 )	68.39	10.85	14,620.68		.68	1.48
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64 )	(5.56)	(6.20)	62.44	(28.52)	14,343.68		.68	1.22
10/31/2021	73.81	.65	19.68	20.33	(.31 )	—	(.31 )	93.83	27.55	20,219.67		.67	.72
Class F-3:
4/30/2026[5,6]	97.79	.65	8.99	9.64	(1.40)	(4.27)	(5.67)	101.76	10.55 [7]	10,914	.57 [8]	.57 [8]	1.35 [8]
10/31/2025	82.29	1.33	17.33	18.66	(.99 )	(2.17)	(3.16)	97.79	23.69	9,889.57		.57	1.58
10/31/2024	68.67	1.28	14.49	15.77	(1.24)	(.91 )	(2.15)	82.29	23.34	8,466.57		.57	1.63
10/31/2023	62.70	1.13	5.73	6.86	(.89 )	—	(.89 )	68.67	10.98	6,827.58		.58	1.59
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74 )	(5.56)	(6.30)	62.70	(28.45)	5,666.57		.57	1.34
10/31/2021	74.08	.76	19.74	20.50	(.38 )	—	(.38 )	94.20	27.70	7,473.57		.57	.83
Class 529-A:
4/30/2026[5,6]	96.46	.45	8.90	9.35	(1.03)	(4.27)	(5.30)	100.51	10.34 [7]	1,089	.97 [8]	.97 [8]	.95 [8]
10/31/2025	81.18	.97	17.11	18.08	(.63 )	(2.17)	(2.80)	96.46	23.19	1,018.99		.99	1.16
10/31/2024	67.75	.93	14.32	15.25	(.91 )	(.91 )	(1.82)	81.18	22.81	918	1.00	1.00	1.20
10/31/2023	61.86	.80	5.66	6.46	(.57 )	—	(.57 )	67.75	10.48	826	1.02	1.02	1.14
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36 )	(5.56)	(5.92)	61.86	(28.76)	807.99		.99	.90
10/31/2021	73.19	.36	19.54	19.90	(.08 )	—	(.08 )	93.01	27.17	1,205.97		.97	.40
Refer to the end of the table(s) for footnote(s).

35	New World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2026[5,6]	$92.69	$.08	$8.59	$8.67	$(.34 )	$(4.27)	$(4.61)	$96.75	9.92%[7]	$17	1.74%[8]	1.74%[8]	.17%[8]
10/31/2025	78.05	.32	16.49	16.81	—	(2.17)	(2.17)	92.69	22.23	17	1.75	1.75	.40
10/31/2024	65.08	.34	13.79	14.13	(.25 )	(.91 )	(1.16)	78.05	21.91	18	1.75	1.75	.45
10/31/2023	59.37	.24	5.47	5.71	—	—	—	65.08	9.62	20	1.80	1.80	.36
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)	25	1.77	1.77	.09
10/31/2021	71.13	(.33 )	19.00	18.67	—	—	—	89.80	26.23	46	1.73	1.73	(.38 )
Class 529-E:
4/30/2026[5,6]	95.50	.35	8.82	9.17	(.83 )	(4.27)	(5.10)	99.57	10.21 [7]	34	1.19 [8]	1.19 [8]	.74 [8]
10/31/2025	80.38	.79	16.96	17.75	(.46 )	(2.17)	(2.63)	95.50	22.92	32	1.20	1.20	.96
10/31/2024	67.09	.78	14.19	14.97	(.77 )	(.91 )	(1.68)	80.38	22.57	31	1.19	1.19	1.01
10/31/2023	61.25	.66	5.61	6.27	(.43 )	—	(.43 )	67.09	10.27	29	1.21	1.21	.95
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15 )	(5.56)	(5.71)	61.25	(28.90)	29	1.19	1.19	.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45	1.18	1.18	.19
Class 529-T:
4/30/2026[5,6]	97.33	.56	8.96	9.52	(1.23)	(4.27)	(5.50)	101.35	10.45 [7,10]	— [11]	.74 [8,10]	.74 [8,10]	1.16 [8,10]
10/31/2025	81.92	1.15	17.25	18.40	(.82 )	(2.17)	(2.99)	97.33	23.41 [10]	— [11]	.77 [10]	.77 [10]	1.36 [10]
10/31/2024	68.40	1.10	14.45	15.55	(1.12)	(.91 )	(2.03)	81.92	23.08 [10]	— [11]	.78 [10]	.78 [10]	1.41 [10]
10/31/2023	62.47	.98	5.70	6.68	(.75 )	—	(.75 )	68.40	10.74 [10]	— [11]	.75 [10]	.75 [10]	1.39 [10]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54 )	(5.56)	(6.10)	62.47	(28.58)[10]	— [11]	.75 [10]	.75 [10]	1.14 [10]
10/31/2021	73.84	.53	19.69	20.22	(.23 )	—	(.23 )	93.83	27.43 [10]	— [11]	.78 [10]	.78 [10]	.59 [10]
Class 529-F-1:
4/30/2026[5,6]	96.09	.52	8.85	9.37	(1.24)	(4.27)	(5.51)	99.95	10.42 [7,10]	— [11]	.76 [8,10]	.76 [8,10]	1.10 [8,10]
10/31/2025	80.95	1.11	17.03	18.14	(.83 )	(2.17)	(3.00)	96.09	23.38 [10]	— [11]	.77 [10]	.77 [10]	1.33 [10]
10/31/2024	67.61	1.06	14.28	15.34	(1.09)	(.91 )	(2.00)	80.95	23.04 [10]	— [11]	.78 [10]	.78 [10]	1.37 [10]
10/31/2023	61.77	.93	5.65	6.58	(.74 )	—	(.74 )	67.61	10.68 [10]	— [11]	.79 [10]	.79 [10]	1.33 [10]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57 )	(5.56)	(6.13)	61.77	(28.60)[10]	— [11]	.78 [10]	.78 [10]	1.11 [10]
10/31/2021	73.20	.55	19.53	20.08	(.37 )	—	(.37 )	92.91	27.44 [10]	— [11]	.75 [10]	.75 [10]	.60 [10]
Class 529-F-2:
4/30/2026[5,6]	97.51	.60	8.98	9.58	(1.30)	(4.27)	(5.57)	101.52	10.48 [7]	187	.68 [8]	.68 [8]	1.25 [8]
10/31/2025	82.06	1.23	17.28	18.51	(.89 )	(2.17)	(3.06)	97.51	23.54	170.70		.70	1.46
10/31/2024	68.49	1.19	14.46	15.65	(1.17)	(.91 )	(2.08)	82.06	23.21	137.69		.69	1.52
10/31/2023	62.53	1.05	5.71	6.76	(.80 )	—	(.80 )	68.49	10.85	113.68		.68	1.49
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59 )	(5.56)	(6.15)	62.53	(28.54)	103.69		.69	1.21
10/31/2021	73.88	.59	19.69	20.28	(.24 )	—	(.24 )	93.92	27.48	138.74		.74	.65
Class 529-F-3:
4/30/2026[5,6]	97.23	.60	8.95	9.55	(1.36)	(4.27)	(5.63)	101.15	10.50 [7]	— [11]	.61 [8]	.61 [8]	1.25 [8]
10/31/2025	81.87	1.24	17.23	18.47	(.94 )	(2.17)	(3.11)	97.23	23.56	— [11]	.63	.63	1.48
10/31/2024	68.35	1.19	14.43	15.62	(1.19)	(.91 )	(2.10)	81.87	23.22	— [11]	.63	.63	1.52
10/31/2023	62.44	1.04	5.71	6.75	(.84 )	—	(.84 )	68.35	10.84	— [11]	.65	.65	1.48
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68 )	(5.56)	(6.24)	62.44	(28.50)	— [11]	.64	.64	1.25
10/31/2021	73.88	.67	19.68	20.35	(.39 )	—	(.39 )	93.84	27.58	— [11]	.67	.62	.73
Class R-1:
4/30/2026[5,6]	92.65	.12	8.56	8.68	(.52 )	(4.27)	(4.79)	96.54	9.96 [7]	21	1.66 [8]	1.66 [8]	.26 [8]
10/31/2025	77.94	.39	16.49	16.88	—	(2.17)	(2.17)	92.65	22.35	21	1.65	1.65	.48
10/31/2024	65.13	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.94	22.02	22	1.66	1.66	.55
10/31/2023	59.48	.33	5.48	5.81	(.16 )	—	(.16 )	65.13	9.77	21	1.67	1.67	.49
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)	21	1.63	1.63	.26
10/31/2021	71.14	(.28 )	18.97	18.69	—	—	—	89.83	26.26	29	1.70	1.70	(.32 )
Refer to the end of the table(s) for footnote(s).

New World Fund	36

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2026[5,6]	$92.53	$.12	$8.55	$8.67	$(.44 )	$(4.27)	$(4.71)	$96.49	9.96%[7]	$280	1.67%[8]	1.67%[8]	.26%[8]
10/31/2025	77.97	.39	16.45	16.84	(.11 )	(2.17)	(2.28)	92.53	22.32	265	1.67	1.67	.48
10/31/2024	65.16	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.97	22.01	250	1.66	1.66	.54
10/31/2023	59.47	.33	5.48	5.81	(.12 )	—	(.12 )	65.16	9.77	228	1.67	1.67	.49
10/31/2022	89.85	.15	(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67	1.67	.21
10/31/2021	71.13	(.26 )	18.98	18.72	—	—	—	89.85	26.30	341	1.66	1.66	(.29 )
Class R-2E:
4/30/2026[5,6]	95.32	.26	8.81	9.07	(.71 )	(4.27)	(4.98)	99.41	10.13 [7]	54	1.37 [8]	1.37 [8]	.55 [8]
10/31/2025	80.28	.65	16.93	17.58	(.37 )	(2.17)	(2.54)	95.32	22.71	50	1.37	1.37	.78
10/31/2024	67.07	.64	14.18	14.82	(.70 )	(.91 )	(1.61)	80.28	22.37	42	1.37	1.37	.83
10/31/2023	61.22	.55	5.61	6.16	(.31 )	—	(.31 )	67.07	10.08	34	1.38	1.38	.79
10/31/2022	92.06	.37	(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38	1.38	.51
10/31/2021	72.67	— [9]	19.39	19.39	—	—	—	92.06	26.67	42	1.37	1.37	— [12]
Class R-3:
4/30/2026[5,6]	95.58	.33	8.83	9.16	(.84 )	(4.27)	(5.11)	99.63	10.19 [7]	615	1.22 [8]	1.22 [8]	.71 [8]
10/31/2025	80.47	.77	16.98	17.75	(.47 )	(2.17)	(2.64)	95.58	22.90	574	1.22	1.22	.93
10/31/2024	67.20	.76	14.21	14.97	(.79 )	(.91 )	(1.70)	80.47	22.56	502	1.21	1.21	.99
10/31/2023	61.34	.65	5.62	6.27	(.41 )	—	(.41 )	67.20	10.26	438	1.22	1.22	.94
10/31/2022	92.20	.48	(25.67)	(25.19)	(.11 )	(5.56)	(5.67)	61.34	(28.92)	417	1.22	1.22	.66
10/31/2021	72.67	.13	19.40	19.53	—	—	—	92.20	26.86	644	1.22	1.22	.15
Class R-4:
4/30/2026[5,6]	96.84	.47	8.93	9.40	(1.08)	(4.27)	(5.35)	100.89	10.35 [7]	889	.92 [8]	.92 [8]	.99 [8]
10/31/2025	81.51	1.03	17.18	18.21	(.71 )	(2.17)	(2.88)	96.84	23.25	890.92		.92	1.23
10/31/2024	68.03	1.00	14.38	15.38	(.99 )	(.91 )	(1.90)	81.51	22.93	796.92		.92	1.29
10/31/2023	62.11	.87	5.69	6.56	(.64 )	—	(.64 )	68.03	10.58	676.93		.93	1.23
10/31/2022	93.33	.72	(25.99)	(25.27)	(.39 )	(5.56)	(5.95)	62.11	(28.70)	673.92		.92	.98
10/31/2021	73.44	.42	19.59	20.01	(.12 )	—	(.12 )	93.33	27.26	989.92		.92	.46
Class R-5E:
4/30/2026[5,6]	96.40	.57	8.88	9.45	(1.28)	(4.27)	(5.55)	100.30	10.47 [7]	180	.72 [8]	.72 [8]	1.21 [8]
10/31/2025	81.18	1.21	17.07	18.28	(.89 )	(2.17)	(3.06)	96.40	23.51	161.72		.72	1.44
10/31/2024	67.77	1.15	14.31	15.46	(1.14)	(.91 )	(2.05)	81.18	23.17	118.72		.72	1.48
10/31/2023	61.88	1.02	5.65	6.67	(.78 )	—	(.78 )	67.77	10.80	91.73		.73	1.45
10/31/2022	93.07	.85	(25.86)	(25.01)	(.62 )	(5.56)	(6.18)	61.88	(28.57)	74.72		.72	1.16
10/31/2021	73.23	.63	19.50	20.13	(.29 )	—	(.29 )	93.07	27.52	102.71		.71	.70
Class R-5:
4/30/2026[5,6]	98.05	.63	9.02	9.65	(1.35)	(4.27)	(5.62)	102.08	10.52 [7]	372	.62 [8]	.62 [8]	1.30 [8]
10/31/2025	82.50	1.30	17.37	18.67	(.95 )	(2.17)	(3.12)	98.05	23.64	347.63		.63	1.53
10/31/2024	68.83	1.24	14.55	15.79	(1.21)	(.91 )	(2.12)	82.50	23.29	298.62		.62	1.58
10/31/2023	62.85	1.10	5.73	6.83	(.85 )	—	(.85 )	68.83	10.90	278.63		.63	1.54
10/31/2022	94.40	.95	(26.25)	(25.30)	(.69 )	(5.56)	(6.25)	62.85	(28.48)	250.62		.62	1.28
10/31/2021	74.24	.70	19.81	20.51	(.35 )	—	(.35 )	94.40	27.64	378.62		.62	.76
Class R-6:
4/30/2026[5,6]	97.72	.65	8.99	9.64	(1.40)	(4.27)	(5.67)	101.69	10.56 [7]	28,185	.57 [8]	.57 [8]	1.36 [8]
10/31/2025	82.24	1.33	17.32	18.65	(1.00)	(2.17)	(3.17)	97.72	23.69	23,975.57		.57	1.58
10/31/2024	68.63	1.28	14.49	15.77	(1.25)	(.91 )	(2.16)	82.24	23.35	18,465.57		.57	1.63
10/31/2023	62.67	1.13	5.72	6.85	(.89 )	—	(.89 )	68.63	10.97	10,801.58		.58	1.59
10/31/2022	94.15	.99	(26.17)	(25.18)	(.74 )	(5.56)	(6.30)	62.67	(28.45)	8,393.57		.57	1.34
10/31/2021	74.05	.73	19.75	20.48	(.38 )	—	(.38 )	94.15	27.70	10,326.57		.57	.80
Refer to the end of the table(s) for footnote(s).

37	New World Fund

Financial highlights (continued)

	Six months ended April 30, 2026[5,6,7,14]	Year ended October 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[13]	28%	46%	37%	32%	39%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Amount less than 0.01%.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

New World Fund	38

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
792,922,235
Total shares voting on November 25, 2025:
634,564,531 (80.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	561,057,770	88.4%	73,506,761	11.6%
Charles E. Andrews	626,640,439	98.8%	7,924,092	1.2%
Joseph J. Bonner	626,603,881	98.7%	7,960,650	1.3%
Michael C. Camuñez	626,979,887	98.8%	7,584,644	1.2%
Vanessa C. L. Chang	626,446,223	98.7%	8,118,308	1.3%
Cecilia V. Estolano	626,556,902	98.7%	8,007,629	1.3%
Bradford F. Freer	626,931,463	98.8%	7,633,068	1.2%
Yvonne L. Greenstreet	627,318,816	98.9%	7,245,715	1.1%
Martin E. Koehler	626,768,737	98.8%	7,795,794	1.2%
Sharon I. Meers	626,971,329	98.8%	7,593,202	1.2%
Pascal Millaire	626,907,451	98.8%	7,657,080	1.2%
William I. Miller	626,500,770	98.7%	8,063,761	1.3%
Anne-Marie Peterson	627,300,859	98.9%	7,263,672	1.1%
Josette Sheeran	626,562,377	98.7%	8,002,154	1.3%
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

39	New World Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 08, 2026